UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------

       This Amendment (Check only one): |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Equity International, LLC
Address:      Two North Riverside Plaza
              Suite 1500
              Chicago, Il 60606

Form 13F File Number: (To be determined after filing)
                       -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Alisa Singer
Title:        Corporate Counsel
Phone:        (312)466-3635

Signature, Place and Date of Signing:


   /s/ Alisa Singer                Chicago, Illinois        February 16, 2010
------------------------------     ------------------       -----------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ------------------------------

Form 13F Information Table Entry Total:                        2
                                                  ------------------------------

Form 13F Information Table Value Total:                     $140,852
                                                  ------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



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

                                                        EQUITY INTERNATIONAL
                                                              FORM 13F
                                                  QUARTER ENDED DECEMBER 31, 2008


                                                        VALUE     SHRS/OR     SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS TITLE    CUSIP   (x$1,000)   PRN AMT     PRN  CALL DISCRETION  MANAGERS  SOLE     SHARED   NONE
---------------------------  --------------  -------- --------- -----------   ---  ---- ----------  --------  ----     ------   ----

DESARROLLADORA HOMEX S A DE  SPONSORED ADR   25030W100   25,891  1,134,079    SH        SOLE                  1,134,079
GAFISA S A                   SPONS ADR       362607301  114,961 12,414,802    SH        SOLE                 12,414,802
